VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—3.1%
South Korea—3.1%
Samsung Electronics Co., Ltd., 1.960%	73,468	$ 3,057
Total Preferred Stock (Identified Cost $4,669)		3,057

Common Stocks—95.2%
Austria—1.3%
Erste Group Bank AG	40,909	1,353
Belgium—1.1%
KBC Group N.V.	15,800	1,085
Brazil—1.3%
B3 S.A. - Brasil Bolsa Balcao	624,200	1,272
Canada—5.6%
Cogeco Communications, Inc.	26,400	1,286
Kinross Gold Corp.	530,937	2,499
Manulife Financial Corp.	44,748	821
Pan American Silver Corp.	52,904	965
		5,571

China—16.8%
Alibaba Group Holding Ltd.(1)	261,800	3,316
ANTA Sports Products Ltd.	66,800	970
China Merchants Bank Co., Ltd. Class A	834,900	4,158
ENN Energy Holdings Ltd.	71,300	976
Longfor Group Holdings Ltd.	502,500	1,417
Luxshare Precision Industry Co., Ltd. Class A	337,875	1,493
NetEase, Inc.	21,300	376
Ping An Bank Co., Ltd. Class A	497,455	906
Ping An Insurance Group Co. of China Ltd. Class A	181,000	1,199
Shenzhou International Group Holdings Ltd.	86,700	909
Tencent Holdings Ltd.	23,200	1,134
		16,854

Denmark—1.0%
DSV A/S	5,192	1,003
Finland—1.9%
Kesko Oyj Class B	36,869	792
	Shares	Value

Finland—continued
Valmet Oyj	32,933	$ 1,066
		1,858

France—6.6%
BioMerieux	7,397	778
BNP Paribas S.A.	27,023	1,618
Kering S.A.	1,702	1,108
L’Oreal S.A.	1,122	500
Schneider Electric SE	4,908	818
TotalEnergies SE	30,484	1,797
		6,619

Germany—8.0%
BASF SE	19,038	998
Deutsche Post AG Registered Shares	44,765	2,092
KION Group AG	55,777	2,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	2,161	756
Vonovia SE	106,411	2,001
		8,001

Hong Kong—3.2%
Techtronic Industries Co., Ltd.	294,500	3,191
India—0.8%
HDFC Bank Ltd. ADR	12,077	805
Ireland—2.0%
CRH plc Sponsored ADR	19,872	1,011
Kingspan Group plc	14,588	997
		2,008

Israel—6.1%
Bank Hapoalim BM	137,999	1,142
Bank Leumi Le-Israel BM	151,993	1,141
Israel Discount Bank Ltd. Class A	234,659	1,145
Mizrahi Tefahot Bank Ltd.	36,401	1,136
Nice Ltd.(1)	6,976	1,562
		6,126

Italy—4.0%
Amplifon SpA	28,954	1,003
Enel SpA	330,116	2,014
FinecoBank Banca Fineco SpA	64,932	996
		4,013

	Shares	Value

Japan—5.5%
MISUMI Group, Inc.	39,200	$ 985
Sony Group Corp.	9,900	902
Sysmex Corp.	13,400	879
Tokyo Electron Ltd.	17,000	2,077
Toyota Motor Corp.	49,200	700
		5,543

Netherlands—4.2%
ASML Holding N.V.	6,139	4,162
Saudi Arabia—1.0%
Saudi Arabian Oil Co.	121,893	1,049
Singapore—0.6%
DBS Group Holdings Ltd.	25,100	624
South Korea—3.2%
POSCO Holdings, Inc.	8,113	2,295
Samsung Electronics Co., Ltd.	17,742	878
		3,173

Spain—1.0%
Industria de Diseno Textil S.A.	30,888	1,035
Sweden—2.0%
Evolution AB	8,123	1,086
Thule Group AB	36,573	898
		1,984

Switzerland—1.5%
Partners Group Holding AG	1,643	1,539
Taiwan—4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	226,000	3,961
United Kingdom—7.8%
Barratt Developments plc	357,599	2,058
Dechra Pharmaceuticals plc	61,180	2,000
London Stock Exchange Group plc	7,785	756
Rio Tinto plc	44,873	3,032
		7,846

United States—4.7%
Broadcom, Inc.	2,969	1,905
Global Payments, Inc.	5,907	622
Micron Technology, Inc.	24,733	1,492
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

United States—continued
Stanley Black & Decker, Inc.	8,802	$ 709
		4,728

Total Common Stocks (Identified Cost $92,002)		95,403

Total Long-Term Investments—98.3% (Identified Cost $96,671)		98,460

	Shares	Value

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	1,357,827	$ 1,358
Total Short-Term Investment (Identified Cost $1,358)		1,358

TOTAL INVESTMENTS—99.7% (Identified Cost $98,029)		$99,818
Other assets and liabilities, net—0.3%		341
NET ASSETS—100.0%		$100,159

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	17%
Germany	8
United Kingdom	8
France	7
South Korea	6
Israel	6
United States	6
Other	42
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$95,403	$62,057	$33,346
Preferred Stock	3,057	—	3,057
Money Market Mutual Fund	1,358	1,358	—
Total Investments	$99,818	$63,415	$36,403
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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